Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information
Schedule of vessel owning subsidiaries

	Country of incorporation/		Delivery date from
Company Name	formation	Vessel Name	shipyard	Delivery date to Partnership	Cbm Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy	March 2007	October 2013	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	Ob River	July 2007	October 2013	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River	January 2008	October 2013	149,700
Noteworthy Shipping Limited (“ Noteworthy ”), (formerly known as Fareastern Shipping Limited)	Malta	Arctic Aurora	July 2013	June 2014	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	July 2013	September 2014	155,000
Solana Holding Ltd. (“Solana”)	Marshall Islands	Lena River	October 2013	December 2015	155,000

Schedule of non-vessel owning subsidiaries

Company Name	Country of incorporation/formation	Purpose of incorporation
Dynagas Equity Holding Limited (“Dynagas Equity”)	Marshall Islands	Holding company that owns all of the outstanding share capital of Arctic LNG Carriers Ltd. (“Arctic LNG”).
Dynagas Operating GP LLC (“Dynagas Operating GP”)	Marshall Islands	Limited Liability Company in which the Partnership holds a 100% membership interest and which has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP (“Dynagas Operating”)	Marshall Islands	Limited partnership in which the Partnership holds a 100% limited partnership interest and which owns 100% of the issued and outstanding share capital of Dynagas Equity.
Dynagas Finance Inc.	Marshall Islands

Wholly owned subsidiary of the Partnership whose activities were limited to the co-issuance of the 2019 Notes, discussed under our Annual Report on Form 20-F for the year ended December 31, 2022, which was filed with the SEC, on April 21, 2023 and engaging in other activities incidental thereto.

Dynagas LNG Carriers Ltd. (“Dynagas LNG”) (formerly known as Arctic LNG Carriers Ltd.)	Marshall Islands

Wholly owned subsidiary of the Partnership which is directly wholly owned by Dynagas Equity and which owns all of the issued and outstanding share capital of Pegasus, Lance, Seacrown, Noteworthy, Navajo, Solana and Dynagas Finance LLC.

Dynagas Finance LLC	Delaware	Wholly owned subsidiary of Arctic LNG and co-borrower of the Partnership’s Term Loan discussed under Note 5.

Schedule of partnership's revenues

Charterer	2025	2024
A	39%	39%
B	36%	34%
C	25%	27%
Total	100%	100%